Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,868,994.95

Principal:
Principal Collections	$24,550,247.03
Prepayments in Full	$16,815,327.23
Liquidation Proceeds	$611,192.65
Recoveries	$3,938.83
Sub Total	$41,980,705.74
Collections	$45,849,700.69

Purchase Amounts:
Purchase Amounts Related to Principal	$260,111.25
Purchase Amounts Related to Interest	$1,568.20
Sub Total	$261,679.45

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,111,380.14

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$46,111,380.14
Servicing Fee	$845,440.54	$845,440.54	$0.00	$0.00	$45,265,939.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,265,939.60
Interest - Class A-2 Notes	$87,562.31	$87,562.31	$0.00	$0.00	$45,178,377.29
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$44,935,743.96
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$44,848,021.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,848,021.04
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$44,797,908.96
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,797,908.96
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$44,753,447.88
Third Priority Principal Payment	$2,339,036.94	$2,339,036.94	$0.00	$0.00	$42,414,410.94
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$42,350,481.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,350,481.69
Regular Principal Payment	$37,950,424.59	$37,950,424.59	$0.00	$0.00	$4,400,057.10
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,400,057.10
Residuel Released to Depositor	$0.00	$4,400,057.10	$0.00	$0.00	$0.00
Total		$46,111,380.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,339,036.94
Regular Principal Payment					$37,950,424.59
Total					$40,289,461.53
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$40,289,461.53	$80.97	$87,562.31	$0.18	$40,377,023.84	$81.15
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$40,289,461.53	$25.02	$576,420.97	$0.36	$40,865,882.50	$25.38

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$223,563,343.44	0.4492832	$183,273,881.91	0.3683157
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$969,303,343.44	0.6020368	$929,013,881.91	0.5770129

Pool Information
Weighted Average APR	4.430%	4.424%
Weighted Average Remaining Term	46.15	45.32
Number of Receivables Outstanding	53,290	51,938
Pool Balance	$1,014,528,646.39	$971,939,736.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$976,322,601.68	$935,394,306.50
Pool Factor	0.6187153	0.5927422

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$14,579,096.05
Yield Supplement Overcollateralization Amount	$36,545,430.25
Targeted Overcollateralization Amount	$42,925,854.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,925,854.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2013
Payment Date	8/15/2013
Transaction Month	13

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		157	$352,031.48
(Recoveries)		47	$3,938.83
Net Losses for Current Collection Period			$348,092.65
Cumulative Net Losses Last Collection Period			$3,572,980.19
Cumulative Net Losses for all Collection Periods			$3,921,072.84

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.41%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.54%	728	$14,945,719.37
61-90 Days Delinquent	0.15%	65	$1,427,416.69
91-120 Days Delinquent	0.03%	11	$339,446.00
Over 120 Days Delinquent	0.05%	24	$465,555.67
Total Delinquent Receivables	1.77%	828	$17,178,137.73

Repossession Inventory:
Repossessed in the Current Collection Period		46	$892,387.90
Total Repossessed Inventory		63	$1,317,440.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3792%
Preceding Collection Period			0.4749%
Current Collection Period			0.4206%
Three Month Average			0.4249%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1651%
Preceding Collection Period			0.1539%
Current Collection Period			0.1925%
Three Month Average			0.1705%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer